Business Combination - Additional Information (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Aug. 25, 2014	Jan. 31, 2014	May 29, 2013
Space Monkey Acquisition [Member] | Subsidiaries [Member]
Business Acquisition [Line Items]
Acquisition date of wholly-owned subsidiary	Aug. 25, 2014
Aggregate cash consideration			$ 15,000,000
Escrow for indemnification obligations	$ 1,500,000
Business combination acquisition costs	$ 0
Wildfire Acquisition [Member] | Subsidiaries [Member]
Business Acquisition [Line Items]
Acquisition date of wholly-owned subsidiary	Jan. 31, 2014
Aggregate cash consideration				$ 3,500,000
Escrow for indemnification obligations				$ 400,000
Smartrove Acquisition [Member]
Business Acquisition [Line Items]
Acquisition date of wholly-owned subsidiary	May 29, 2013
Aggregate cash consideration		$ 4,275,000			$ 4,300,000
Smartrove Acquisition [Member] | Vivint [Member]
Business Acquisition [Line Items]
Percentage of stock acquisition					100.00%